Derivative Instruments and Collections on Behalf of Third Parties - Schedule of Maturities of Hedge Instruments (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments	$ 278	$ 5,488
Less than 1 month [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments	278	2,621
From 1 to 3 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments		2,867
From 3 to 6 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments
From 6 to 12 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments
More than 12 months [Member]
Schedule of Maturities of Hedge Instruments [Line Items]
Maturities of hedge instruments